Operations (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
USD [Member]
IfrsStatementLineItems [Line Items]
Non-capitalized balance	R$ 561
BRL [Member]
IfrsStatementLineItems [Line Items]
Non-capitalized balance	3,471
Idesa Group [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Non-capitalized balance	170
Idesa Group [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Non-capitalized balance	1,050
Braskem Mexico Sofom [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Non-capitalized balance	391
Braskem Mexico Sofom [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Non-capitalized balance	R$ 2,421